SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 11,603,300	$ 3,909,546	$ 5,023,099
Revenue From Course Fees [Member]
Revenue	6,385,017	0	0
Revenue from Sino-foreign Jointly Managed Academic Programs [Member]
Revenue	3,343,316	2,676,147	2,772,679
Revenue from tailored job readiness training services [Member]
Revenue	1,264,411	137,772	76,400
Revenue from Technological Consulting Services for Smart Campus Solutions [Member]
Revenue	279,380	1,059,453	1,995,559
Revenue from Overseas Study Consulting Services [Member]
Revenue	317,228	36,174	129,485
Revenue from textbook and course material sales [Member]
Revenue	$ 13,948	$ 0	$ 48,976